Expense Example {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-12 - Fidelity Advisor® Floating Rate High Income Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Floating Rate High Income Fund-Class A
Expense Example:
1 year	$ 373
3 years	582
5 years	807
10 years	1,455
Fidelity Advisor Floating Rate High Income Fund-Class M
Expense Example:
1 year	374
3 years	585
5 years	812
10 years	1,466
Fidelity Advisor Floating Rate High Income Fund-Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	2,052
Fidelity Advisor Floating Rate High Income - Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786